Statements of Cash Flows (USD $)	6 Months Ended	9 Months Ended	15 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2014
Cash Flows From Operating Activities
Net loss	$ (1,900)	$ (149,651)	$ (151,551)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Common stock issued for services		970	970
Changes in:
Prepaid expenses		(8,500)	(8,500)
Deposits		(48,000)	(48,000)
Accrued interest and liabilities	1,200	39,014	40,214
Net cash used in operating activities	(700)	(166,167)	(166,867)
Cash Flows From Financing Activities
Proceeds from issuance of common stock	2,000		2,000
Repayments of notes payable - related party		(2,207)	(2,207)
Repurchase of common shares		(1,970)	(1,970)
Proceeds from note payable - related party		160,000	160,000
Shareholder contributions	700	75,000	75,700
Net cash provided by financing activities	2,700	230,823	233,523
Net increase in cash	2,000	64,656	66,656
Cash at beginning of period		2,000
Cash at end of period	2,000	66,656	66,656
Cash paid for:
Interest		998	998
Taxes		800	800
Non-cash transactions:
Common stock issued for subscription receivable		457	457
Common stock issued for services		$ 970	$ 970